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                               [NATIONWIDE LOGO]
                 NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

May 7, 1997

VIA EDGAR

The United States Securities and
 Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Subject:          Nationwide VA Separate Account-A of
                  Nationwide Life and Annuity Insurance Company
                  SEC File No. 33-22940

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide VA Account-II (the "Variable Account") and Nationwide Life Insurance Company (the "Company"), we certify that the form of the Prospectus and Statement of Additional Information would have been filed under paragraph (c) under Rule 497 does not differ from the form of the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 12 (under the Securities Act of 1933) to the Registration Statement for the Company and the Variable Account which became effective May 1, 1997.

If there are any questions in connection with the enclosed, please contact Theresa R. Schaefer, Esq. at (614) 249-7470.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

/s/ THERESA R. SCHAEFER

Theresa R. Schaefer
Counsel

cc:      Mr. Kevin Kirchoff
         Stop 10-6
         Office of Insurance Products and Legal Compliance

    Two Nationwide Plaza 2-13-01 o PO Box 182008 o Columbus, Ohio 43218-2008